ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5.           ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2021	2022
Accounts receivable	1,755	1,701
Less: allowance for doubtful accounts	(473)	(408)
Accounts receivable, net	1,282	1,293

Movement of allowance for doubtful accounts was as follows:

	As of December 31,
	2020	2021	2022
Balance at beginning of the year	92	467	473
Adoption of ASC326	343	—	—
Addition (reverse)	15	30	(66)
Foreign currency adjustment	17	(24)	1
Balance at end of the year	467	473	408